Noncontrolling Interests and Redeemable Noncontrolling Interests	6 Months Ended
Jun. 30, 2026
Noncontrolling Interest [Abstract]
Noncontrolling Interests and Redeemable Noncontrolling Interests	Note 17. Noncontrolling Interests and Redeemable Noncontrolling InterestsNote 17. Noncontrolling Interests and Redeemable Noncontrolling Interests
Note 17. Noncontrolling Interests and Redeemable Noncontrolling Interests
NCI represents the portion of net assets in consolidated subsidiaries that is not attributable, directly or indirectly, to the Company. The holders of NCI of consolidated subsidiaries of the Company include Tax Equity Investors under the tax equity financing facilities as well as the NCI in GDEV GP, GDEV GP II, and GDEV Management Holdings LLC, which are held by an independent contractor of GDEV Management Holdings LLC.
Tax Equity Investors are passive investors, usually large tax-paying financial entities such as banks, insurance companies, and utility affiliates, that use these investments to reduce future tax liabilities. Until the Tax Equity Investors achieve their agreed-upon rate of return, they are entitled to a portion of the applicable project’s operating cash flow, as well as substantially all of the project’s ITCs, accelerated depreciation, and taxable income or loss. Typically, tax equity financing transactions are structured so that the Tax Equity Investors reach their target return between five and 10 years after the applicable project achieves commercial operation. The Company has determined that the contractual arrangements with Tax Equity Investors represent substantive profit-sharing arrangements and that income or loss should be attributed to these NCIs in each period using a balance sheet approach referred to as the HLBV method.
The following table presents the RNCI attributable to Tax Equity Investors after adjusting the carrying amount to the redemption value and nonredeemable NCI attributable to Tax Equity Investors as of December 31, 2025 and December 31, 2024:

(in thousands)	December 31, 2025	December 31, 2024
Redeemable NCI attributable to Tax Equity Investors	$—	$1,851
NCI attributable to Tax Equity Investors	$104,868	115,186
As of December 31, 2025 and 2024, NCI attributable to other noncontrolling interest was $0.2 million and $0.2 million, respectively.
The following table presents the Net loss attributable to NCI for Tax Equity Investors for the periods indicated below:

	Year ended
(in thousands)	2025	2024	2023
Net income (loss) attributable to NCI	$(21,036)	$(63,229)	$(95,686)
The following table presents the contributions from Tax Equity Investors and distributions to Tax Equity Investors for the periods indicated below:

	Year ended
	2025	2024	2023
Contributions from Tax Equity Investors	$102,113	$93,817	$144,723
Less: Syndication costs	524	9,859	7,050
Contributions from Tax Equity Investors, net	$101,589	$83,958	$137,673
Distributions to Tax Equity Investors	$62,457	$18,848	$17,031
Distributions to Tax Equity Investors, paid	64,123	17,850	17,498
Contributions from Tax Equity Investors above are inclusive of $45.4 million of ITC sales proceeds attributable to noncontrolling interests, and distributions to Tax Equity Investors above are inclusive of $43.0 million of ITC sales proceeds distributed to noncontrolling interests as reported on the Consolidated Statement of Equity for the year ended December 31, 2025. These amounts relate to the TCPA entered into during 2025. Refer to Note 14. Income Taxes for further details.
As of December 31, 2025, 2024, and 2023, the Company had outstanding distributions payable to Tax Equity Investors of $1.1 million, $2.8 million, and $1.7 million, respectively, reported on the Consolidated Balance sheet.
The Company allocates income and loss to the NCI in GDEV GP based on the contractual allocations within the GDEV GP operating agreement. As of December 31, 2025 and 2024, the NCI attributable to GDEV GP was $1.2 million and not material, respectively. Net income (loss) attributable to noncontrolling interests at GDEV GP for the year ended December 31, 2025 was $0.6 million. Net income (loss) attributable to noncontrolling interests at GDEV GP for the for the years ended December 31, 2024 and 2023 was not material.
The Company allocates income and loss to the NCI in GDEV GP II based on the contractual allocations within the GDEV GP II operating agreement. As of December 31, 2025 and 2024, the NCI attributable to GDEV GP II was not material. Net income (loss) attributable to noncontrolling interests at GDEV GP II for the year ended December 31, 2025 was $0.3 million. Net income (loss) attributable to noncontrolling interests at GDEV GP II for the years ended December 31, 2024 and 2023 was not material.
During the year ended December 31, 2025, the Company bought out the Tax Equity Investors in three tax equity financing facilities, including one Tax Equity Investor presented as redeemable NCI. During the year ended December 31, 2024, the Company bought out the Tax Equity Investor in two tax equity financing facilities, including one Tax Equity Investor presented as redeemable NCI. As of December 31, 2025, the Company has no remaining redeemable NCI.
The Company allocates income and loss to the NCI in GDEV Management Holdings LLC based on the contractual allocations within the GDEV Management Holdings LLC operating agreement. As of December 31, 2025 and December 31, 2024, the NCI in GDEV Management Holdings LLC was $1.6 million and nil, respectively. Net income (loss) attributable to noncontrolling interests at GDEV Management Holdings LLC for the year ended December 31, 2025 was $(0.5) million. Net income (loss) attributable to noncontrolling interests at GDEV Management Holdings LLC for the years ended December 31, 2024 and 2023 was nil.
During the second quarter of 2024, the Company entered into a MIPSA to sell its membership interest in Illinois Winds LLC to GREC II. The Company determined that after the closing date, it retained a controlling variable financial interest in Illinois Winds LLC as per ASC 810 guidance and continued to consolidate the assets and liabilities of Illinois Winds LLC as a VIE through November 21, 2024. On November 21, 2024, GREC II obtained financing and paid the Company $35.9 million of the purchase price. The Company is no longer consolidating Illinois Winds LLC. Refer to Note 5. Variable Interest Entities for additional information.
Note 13. Noncontrolling Interests and Redeemable Noncontrolling Interests
Note 13. Noncontrolling Interests and Redeemable Noncontrolling Interests
The holders of NCI of consolidated subsidiaries of the Company include Tax Equity Investors under the tax equity financing facilities as well as the NCI in GDEV GP, GDEV GP II, and GDEV Management Holdings LLC, which are held by an independent contractor of GDEV Management Holdings LLC. Until the Tax Equity Investors achieve their agreed-upon rate of return, they are entitled to a portion of the applicable project’s operating cash flow, as well as substantially all of the project’s ITCs, accelerated depreciation, and taxable income or loss. Typically, tax equity financing transactions are structured so that the Tax Equity Investors reach their target return between five and 10 years after the applicable project achieves commercial operation. The Company has determined that the contractual arrangements with Tax Equity Investors represent substantive profit-sharing arrangements and that income or loss should be attributed to these NCIs in each period using a balance sheet approach referred to as the HLBV method.
The following table presents the NCI attributable to Tax Equity Investors as of June 30, 2026 and December 31, 2025:

(in thousands)	June 30, 2026	December 31, 2025
NCI attributable to Tax Equity Investors	$42,923	$104,868
NCI attributable to other noncontrolling interest was $0.2 million as of both June 30, 2026 and December 31, 2025.
The following table presents the Net income (loss) attributable to NCI for Tax Equity Investors for the periods indicated below:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Net income (loss) attributable to NCI	$(48,953)	$(2,801)	$(48,035)	$(27,887)
The following table presents the contributions from Tax Equity Investors and distributions to Tax Equity Investors for the periods indicated below:

	Six months ended June 30,
	2026	2025
Contributions from Tax Equity Investors	$—	$12,361
Less: Syndication costs	238	201
Contributions from Tax Equity Investors, net	$(238)	$12,160

Distributions to Tax Equity Investors	$6,370	$22,206
Distributions to Tax Equity Investors, paid	$5,932	$23,539
As of June 30, 2026 and December 31, 2025, the Company had outstanding distributions payable to Tax Equity Investors of $1.5 million and $1.1 million, respectively, reported on the Consolidated Balance Sheet.
The Company allocates income and loss to the NCI in GDEV GP based on the contractual allocations within the GDEV GP operating agreement. As of June 30, 2026 and December 31, 2025, the NCI attributable to GDEV GP was $0.8 million and $1.2 million, respectively. Net loss attributable to noncontrolling interests at GDEV GP for the six months ended June 30, 2026 was $0.4 million. Net income (loss) attributable to noncontrolling interests at GDEV GP for the for the three months ended June 30, 2026 and the three and six months ended June 30, 2025 was not material.
The Company allocates income and loss to the NCI in GDEV GP II based on the contractual allocations within the GDEV GP II operating agreement. As of June 30, 2026 and December 31, 2025, the NCI attributable to GDEV GP II was not material. Net income attributable to noncontrolling interests at GDEV GP II for the six months ended June 30, 2026 was $0.2 million. Net loss attributable to noncontrolling interests at GDEV GP II for the three months ended June 30, 2026 was not material. Net income (loss) attributable to noncontrolling interests at GDEV GP II for the three and six months ended June 30, 2025 was $0.6 million.
The Company allocates income and loss to the NCI in GDEV Management Holdings LLC based on the contractual allocations within the GDEV Management Holdings LLC operating agreement. As of June 30, 2026 and December 31, 2025, the NCI in GDEV Management Holdings LLC was $1.1 million and $1.6 million, respectively. Net loss attributable to noncontrolling interests at GDEV Management Holdings LLC for the three and six months ended June 30, 2026 was $0.2 million and $0.6 million, respectively. Net income (loss) attributable to noncontrolling interests at GDEV Management Holdings LLC for the three and six months ended June 30, 2025 was immaterial.